SUPPLEMENT DATED AUGUST 21, 2006

TO

PROSPECTUS DATED MAY 1, 2006

WEALTHQUEST III VARIABLE UNIVERSAL LIFE INDIVIDUAL FLEXIBLE PREMIUM LIFE INSURANCE CONTRACT

ISSUED BY

AMERICAN NATIONAL INSURANCE COMPANY

THROUGH ITS

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

This supplement amends two (2) items contained in your prospectus and is effective August 21, 2006. Please read it carefully and keep it with your prospectus for future reference.

(1)     The prospectus is being modified to enhance the disclosure regarding the risk that the Accumulation Value under the Contract may be insufficient to pay the monthly charges and the Contract may lapse. More specifically, the prospectus is modified as follows:

Delete the subsection entitled “Termination” under the “Risks of the Contract” section on page 6 and substitute a new subsection entitled “Lapse Risk” to read as follows:

Lapse Risk

Your Contract could terminate if the Surrender Value becomes too low to support the Contract’s monthly charges. The diminished Surrender Value may be caused by insufficient premium payments or by poor investment performance of the investment options you have chosen. Before the Contract terminates, however, you will receive a grace period during which you will be notified in writing that your coverage may terminate unless you pay additional premium. If the Contract terminates and is not reinstated, the Contract will have no Accumulation Value, Surrender Value or Death Benefits.

(2)     The prospectus is being modified to enhance the disclosure concerning the address to use to request prospectuses and product service. More specifically, the prospectus is modified as follows:

Delete the last sentence on page 2 and substitute the following:

You may obtain a copy of these prospectuses by calling 1-800-306-2959, or writing to American National Insurance Company, P. O. Box 1893, Galveston, Texas 77553-1893. If mail is addressed differently, there may be delays in the processing of requested transactions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE